LONG-TERM DEBT AND OTHER FINANCIAL DEBT (Details) (USD $)	12 Months Ended				0 Months Ended		12 Months Ended							12 Months Ended						12 Months Ended				0 Months Ended			0 Months Ended			12 Months Ended				0 Months Ended						0 Months Ended		12 Months Ended			0 Months Ended				0 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended					0 Months Ended	12 Months Ended					12 Months Ended								12 Months Ended				12 Months Ended							12 Months Ended							12 Months Ended							12 Months Ended				12 Months Ended							0 Months Ended		0 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	May 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member]	Jan. 24, 2014 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member]	Oct. 02, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member]	Jun. 10, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member]		Jan. 24, 2014 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] Subsequent Event [Member]	Dec. 31, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] Pushboats [Member] Vessel	Dec. 31, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] Oceangoing Barges [Member] Vessel	Dec. 31, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] River Barges [Member] Vessel	Dec. 31, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors [Member]		Dec. 31, 2013 UP Offshore Apoio, DVB AG, Through 2016 [Member] Tranche	Dec. 31, 2012 UP Offshore Apoio, DVB AG, Through 2016 [Member]		Jan. 17, 2006 UP Offshore Apoio, DVB AG, Through 2016 [Member]	May 31, 2013 UP Offshore Apoio, DVB AG, Through 2016 [Member] Tranche A [Member]	Jan. 17, 2006 UP Offshore Apoio, DVB AG, Through 2016 [Member] Tranche A [Member]	Jan. 17, 2006 UP Offshore Apoio, DVB AG, Through 2016 [Member] Tranche B [Member]	Jun. 28, 2013 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Mar. 28, 2013 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 28, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]		Dec. 31, 2013 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Aug. 01, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 28, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Minimum [Member]	Dec. 28, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Maximum [Member]	Oct. 31, 2007 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member] Installment	Dec. 31, 2013 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]		Jun. 26, 2013 UP Offshore Apoio, BNDES, Through 2027 [Member]	Aug. 20, 2009 UP Offshore Apoio, BNDES, Through 2027 [Member] Installment	Dec. 31, 2013 UP Offshore Apoio, BNDES, Through 2027 [Member]	Dec. 31, 2012 UP Offshore Apoio, BNDES, Through 2027 [Member]		Dec. 09, 2010 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member] Installment Advance	Dec. 31, 2013 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]		Jan. 18, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche	Dec. 31, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member]		Jan. 31, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche A [Member] Installment	Dec. 31, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche A [Member]	Jun. 28, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche B [Member]	Mar. 28, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche B [Member]	Sep. 30, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche B [Member] Installment	Jun. 30, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche B [Member]	Dec. 31, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche B [Member]	Oct. 11, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche C [Member]	Dec. 31, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche C [Member]	Dec. 31, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche D [Member]	Jan. 18, 2013 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche D [Member]	Jan. 31, 2014 Ingatestone Holdings Inc., DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche C [Member] Installment	Dec. 20, 2013 Linford Trading Inc., DVB NV and NIBC [Member] Advance Installment Tranche	Dec. 31, 2013 Linford Trading Inc., DVB NV and NIBC [Member]	Dec. 31, 2012 Linford Trading Inc., DVB NV and NIBC [Member]		Dec. 31, 2013 Linford Trading Inc., DVB NV and NIBC [Member] Tranche A [Member]	Dec. 20, 2013 Linford Trading Inc., DVB NV and NIBC [Member] Tranche A [Member]	Dec. 31, 2013 Linford Trading Inc., DVB NV and NIBC [Member] Tranche A [Member] First Advances [Member]	Dec. 31, 2013 Linford Trading Inc., DVB NV and NIBC [Member] Tranche A [Member] Second Advances [Member]	Dec. 31, 2013 Linford Trading Inc., DVB NV and NIBC [Member] Tranche B [Member]	Dec. 20, 2013 Linford Trading Inc., DVB NV and NIBC [Member] Tranche B [Member]	Dec. 31, 2013 Linford Trading Inc., DVB NV and NIBC [Member] Tranche B [Member] First Advances [Member]	Dec. 31, 2013 Linford Trading Inc., DVB NV and NIBC [Member] Tranche B [Member] Second Advances [Member]	Dec. 31, 2013 Ingatestone Holdings Inc., Dvb Ag and Natixis [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., Dvb Ag and Natixis [Member]		Oct. 29, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Dec. 31, 2013 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Jan. 24, 2013 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member]		Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Dec. 31, 2013 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2007 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member]		May 21, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Jan. 29, 2007 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2013 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Minimum [Member]	Dec. 31, 2013 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Maximum [Member]	Dec. 31, 2013 Hallandale Commercial Corp., Nordea [Member]	Dec. 31, 2012 Hallandale Commercial Corp., Nordea [Member]		Nov. 30, 2007 Hallandale Commercial Corp., Nordea [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Installment	Dec. 31, 2013 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2012 UABL Paraguay S.A., IFC, Through 2020 [Member]		Sep. 15, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Maximum [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Installment	Dec. 31, 2013 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2012 UABL Paraguay S.A., OFID, Through 2020 [Member]		Nov. 28, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Maximum [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Installment	Dec. 31, 2013 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2012 UABL Barges and Others, IFC, Through 2020 [Member]		Sep. 15, 2008 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Maximum [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]	Dec. 31, 2013 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]		Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Pushboats [Member] Vessel	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Barges [Member] Vessel	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Re-bottoming Barges [Member] Vessel	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2013 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]		Jun. 10, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Nov. 24, 2004 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Jan. 23, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Dec. 23, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Dec. 21, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Dec. 31, 2013 UP Offshore (Bahamas) Ltd., DVB AG [Member] Quarter	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd., DVB AG [Member]	Dec. 31, 2013 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Mar. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Jun. 24, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Mar. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Dec. 31, 2013 Ultrapetrol (Bahamas) Ltd [Member] Quarter	Dec. 31, 2012 Ingatestone Holdings Inc. DVB AG [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., Netixis, Through March 2013 [Member]	Dec. 31, 2013 UABL Paraguay and Riverpar S.A., OFID and IFC [Member]	Dec. 31, 2012 UABL Paraguay and Riverpar S.A., OFID and IFC [Member]	Dec. 31, 2011 UABL Paraguay and Riverpar S.A., OFID and IFC [Member]
Debt Instrument [Line Items]
Nominal value, Current	$ 32,253,000	$ 49,031,000					$ 0										$ 0			$ 900,000												$ 4,300,000					$ 2,000,000					$ 1,110,000				$ 3,333,000				$ 7,039,000																$ 3,200,000											$ 0				$ 0					$ 908,000								$ 0					$ 2,174,000							$ 1,304,000							$ 3,044,000							$ 1,765,000							$ 1,176,000
Nominal value, Noncurrent	466,144,000	388,521,000					226,070,000 [1]										0			5,050,000												25,350,000					9,000,000					13,598,000				27,500,000				51,495,000																28,800,000											0				0					4,730,000								0					18,478,000							11,087,000							25,868,000							11,471,000							7,647,000
Total	498,397,000	437,552,000	[2]				226,070,000				0	[2]					0	180,000,000	[2]	5,950,000	6,850,000	[2]								42,225,000	[2]	29,650,000					11,000,000	13,000,000	[2]			14,708,000	15,818,000	[2]		30,833,000	34,166,000	[2]		58,534,000	0	[2]														32,000,000	0	[2]									0	18,975,000	[2]		0		20,850,000	[2]		5,638,000		6,546,000	[2]					0	5,644,000	[2]			20,652,000	22,826,000	[2]					12,391,000	13,695,000	[2]					28,912,000	31,957,000	[2]					13,236,000	15,000,000	[2]					8,823,000	10,000,000	[2]							182,675,000					17,250,000		34,500,000				84,014,000
Aggregate annual future payments due to long-term financial debt [Abstract]
2014	32,253,000
2015	32,253,000
2016	53,699,000
2017	68,329,000
2018	31,155,000
Thereafter	279,638,000
Long term debt, gross	497,327,000																																																																																																																																											18,975,000					13,800,000	5,175,000
Unamortized debt premium, net	1,070,000
Total	498,397,000	437,552,000	[2]				226,070,000				0	[2]					0	180,000,000	[2]	5,950,000	6,850,000	[2]								42,225,000	[2]	29,650,000					11,000,000	13,000,000	[2]			14,708,000	15,818,000	[2]		30,833,000	34,166,000	[2]		58,534,000	0	[2]														32,000,000	0	[2]									0	18,975,000	[2]		0		20,850,000	[2]		5,638,000		6,546,000	[2]					0	5,644,000	[2]			20,652,000	22,826,000	[2]					12,391,000	13,695,000	[2]					28,912,000	31,957,000	[2]					13,236,000	15,000,000	[2]					8,823,000	10,000,000	[2]							182,675,000					17,250,000		34,500,000				84,014,000
Restricted cash	13,595,000	7,432,000
Restricted net assets of subsidiaries	0
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument									225,000,000	200,000,000													15,000,000		13,000,000	2,000,000			61,306,000							25,000,000				16,820,000	18,730,000				40,000,000				84,000,000				21,000,000					21,000,000		21,000,000			21,000,000		38,400,000					19,200,000				19,200,000											42,000,000						13,616,000						20,200,000					25,000,000							15,000,000							35,000,000			15,000,000							10,000,000					180,000,000		80,000,000									93,600,000
Interest rate (in hundredths)									104.50%	8.875%																															3.00%																																													6.38%						1.46%	1.51%																																						9.00%		7.25%
Maturity date																													Dec. 31, 2016							Nov. 30, 2017																																																		Feb. 28, 2017								Apr. 15, 2013																																							Jan. 15, 2017
Additional aggregate principal amount									25,000,000				25,000,000
Number of vessels														15	4	345																																																																																																											9	64	50
Redemption price as percentage of principal amount (in hundredhts)							100.00%																																																																																																																											100.00%
Fixed price, percentage (in hundredths)							106.656%
Percentage of principal amount redeemed before June 15, 2016 (in hundredhts)							35.00%
Percentage of principal amount as redemption value for notes before June 15, 2016 (in hundredths)							108.875%
Percentage of principal amount outstanding after redemption (in hundredths)							65.00%
Repurchase price percentage (in hundredths)							101.00%
Percentage of senior notes exchangeable (in hundredths)							100.00%	100.00%
Percentage of aggregate principal amount of notes (in hundredths)							25.00%
Net book value of asset pledged							126,100,000																																																																															13,300,000																																																		282,800,000											75,200,000
Repayment of senior notes																											4,137,500	4,137,500																																																																		5,252,000																																				180,000,000		80,000,000							18,975,000
Financial loss on extinguishment of debt	(5,518,000)	(940,000)		0																																																																													(619,000)																																																	(1,733,000)		(2,821,000)							(345,000)	(940,000)
Repurchase of debt																																																																																																																																							80,000,000
Outstanding principal amount of 2017 Senior Convertible Notes	0	80,000,000																																																																																																																																				80,000,000
Maximum borrowing capacity					40,000,000
Quarterly change in commitment					1,250,000
Annual change in commitment					5,000,000
Variable rate basis					LIBOR																			LIBOR					LIBOR	LIBOR						LIBOR									LIBOR									LIBOR					LIBOR		LIBOR	LIBOR							LIBOR				LIBOR													LIBOR								LIBOR																									LIBOR							LIBOR
Basis spread on variable rate (in hundredths)					3.00%																			1.20%					1.20%	3.50%						1.50%									3.00%									4.00%					4.00%		4.00%	4.00%							4.00%				4.00%													1.20%								1.25%									1.875%	3.25%						1.875%	3.25%						1.875%	3.25%	3.65%							3.65%
Commitment fee percentage (in hundredths)					1.95%																																																												1.50%
Outstanding borrowings						0
Remaining borrowing capacity						37,500,000
Number of tranches																				2																													4																2
Term of note																									120 months															4 years	17 years
Debt instrument, periodic payment																									75,000									1,075,000	1,325,000						93,000				417,000								521,000				516,000	139,000						642,000	400,000																						227,000																																882,000							588,000
Balloon payment																									4,000,000				17,300,000							5,000,000									6,667,000								10,425,000				10,275,000							10,275,000	4,800,000																						2,687,000
Cancelation of part commitment in Tranche																																																															21,000,000
Re-borrowed amount																																	10,000,000
Proceeds from debt																														8,275,000																							20,850,000		15,500,000	5,000,000				20,550,000																				20,850,000																																																												6,825,000
Number of installments of $750																																				8
Installment amount for first two years of debt instrument																																				750,000
Number of installments of $500																																				24
Installment amount for years three through eight of debt instrument																																				500,000
Number of installments of $250																																				8
Installment amount for years nine and ten of debt instrument																																				250,000
Number of installments																																									204				32								20				17							16	28
Financing fee percentage (in hundredths)																																										1.75%
Annual commission fee percentage (in hundredths)																																										1.48%
Annual commission fee in second year, percentage (in hundredths)																																										1.40%
Annual commission fee in third year, percentage (in hundredths)																																										1.30%
Annual commission fee in fourth year, percentage (in hundredths)																																										1.20%
Number of advances																																													2																				2
Single amount of advances, maximum																																													20,000,000																										16,000,000	3,200,000			16,000,000	3,200,000
Percentage of collateral to loan balance (in hundredths)																																																	60.00%																60.00%																						125.00%
Number of quarters																																																																																																																																								4								4
Required net income (in hundredths)																																																																																																																																								50.00%
Minimum employment period																																																																	3 years
Reduced basis spread on variable rate (in hundredths)																																																																		3.25%
Required available cash per financial covenants																																																																																																																																								5,000,000								20,000,000
Required equity ratio per financial covenants (in hundredths)																																																																																																																																								30.00%								20.00%
Required equity per financial covenants																																																																																																																																								75,000,000								150,000,000
Required historical debt service coverage ratio																																																																																																																																																			1.3
Required ratio of consolidated EBITDA to consolidated debt service																																																																																																																																								1.5
Loan to value ratio, minimum																																																																																																																																																1.33			1.6
Loan to value ratio, maximum																																																																																																																																																1.67			3.0
Weighted average interest rate (in hundredths)																																																																																						1.49%																																																		3.50%	2.75%	2.60%									4.40%	4.15%	4.75%
Prepayment amount of loan																																																																																		20,850,000								1,849,000																																																							10,275,000	12,075,000
Outstanding loan amount	497,327,000																																																																																																																																											18,975,000					13,800,000	5,175,000
Term of contract																																																																																							12 months																																																	12 months
Installment amount for first nine payments																																																																																																		1,087,000							652,000							1,522,000
Number of installments of $1,087																																																																																																		9
Installment amount for last eight payments																																																																																																		$ 1,902,000							$ 1,141,000							$ 2,663,000
Number of installments of $1,902																																																																																																		8
Number of installments of $1,522																																																																																																																9
Number of installments of $2,663																																																																																																																8
Number of installments of $652																																																																																																									9
Number of installments of $1,141																																																																																																									8
Required debt to equity ratio per financial covenants																																																																																																																																																			1.4
Required current ratio per financial covenants																																																																																																																																																			1.0

[1]	Includes unamortized debt premium of $1,070.
[2]	Excludes the 2017 Senior Convertible Notes which were disclosed as current liabilities in the accompanying balance sheet under the caption "2017 Senior Convertible Notes".